Revenue and Other Income - Schedule of Revenue and Other Income (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Revenue from Operating Activities
Revenue from contracts with customers at a point in time	$ 7,713,601	$ 7,287,002	$ 4,902,865
Total Revenue from Operating Activities	7,713,601	7,287,002	4,902,865
Grant Income
Australian R&D tax incentive refund	782,313	1,110,577	764,981
MTEC R&D grant		146,252	2,599,458
HJF R&D grant	339,819	124,164
EMDG grant			28,000
Other income	47,737	30,512	15,760
Total Grant Income	1,169,869	1,411,505	3,408,199
Other Gains/(Losses) – Net
Fair value losses to financial assets			(557,676)
Net foreign exchange gains/(losses)	$ (285,115)	$ 12,183	$ (27,603)